Other financial liabilities - Sale and Leaseback Transactions (Details) $ in Thousands		6 Months Ended
	Jun. 19, 2024 USD ($) installment item	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 27, 2024 USD ($)
Other financial liabilities
Number of vessels | item	4
Weighted average interest rate		6.51%	8.40%
Interest incurred		$ 10,366	$ 17,590
$675 Million Credit Facility
Other financial liabilities
Face amount of debt				$ 675,000
Sale leaseback transaction with China Development Bank Financial Leasing Co
Other financial liabilities
Value maintenance ratio as percentage of charter hire principal	120.00%
Sale leaseback transaction with China Development Bank Financial Leasing Co | $675 million senior secured term loan facility ($675 Million Credit Facility)
Other financial liabilities
Lease financing own funds				$ 63,667
OB River
Other financial liabilities
Sale and leaseback amount	$ 71,175	$ 300,808
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Clean Energy
Other financial liabilities
Sale and leaseback amount	$ 53,625
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Amur River
Other financial liabilities
Sale and leaseback amount	$ 73,125
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Arctic Aurora
Other financial liabilities
Sale and leaseback amount	$ 147,050
Term of sale and leaseback	10 years
Repurchase of vessel as percentage of financing amount	15.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	40